Note 3 - Summary of Significant Policy - Impacts of Changes In Accounting Policy Required By IFRSs (Details) - BRL (R$) R$ / shares in Units, R$ in Millions		3 Months Ended		12 Months Ended
		Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Net sales				R$ 58,379.0	R$ 52,005.1	[1],[2]	R$ 50,231.3
Cost of sales				(27,066.1)	(21,678.2)	[1],[2]	(19,249.4)
Gross profit				31,312.9	30,326.9	[1],[2]	30,981.9
Other items, not restated					(15,724.7)
Other operating income/(expenses), net				2,679.4	1,472.7	[1],[2],[3]	947.3
Income from operations				15,972.2	16,074.9	[1],[2]	17,150.9
Finance expenses				(5,430.5)	(4,748.4)	[1]	(4,684.2)
Finance income				2,996.0	1,638.9	[1]	653.9
Net finance costs				(2,434.5)	(3,109.5)	[1],[2]	(4,030.3)
Share of results of joint ventures				(43.3)	(22.3)	[1],[2]	1.0
Income before income tax				13,494.4	12,943.1	[1],[2]	13,121.6
Income tax expense				(1,762.5)	(754.7)	[1],[2]	(1,773.9)
Net income				11,731.9	12,188.4	[1],[2]	11,347.7
Net income, attributable to the equity holders of Ambev				11,379.4	11,780.0	[1]	10,995.0
Non-controlling interests				R$ 352.5	R$ 408.4	[1]	R$ 352.7
Basic earnings per share - common - R$ (in BRL per share)	[4]			R$ 0.7233	R$ 0.749	[1]	R$ 0.6995
Diluted earnings per share - common - R$ (in BRL per share)	[4]			R$ 0.7171	R$ 0.7423	[1]	R$ 0.6934
Previously stated [member]
Statement Line Items [Line Items]
Net sales					R$ 52,599.7
Cost of sales					(21,678.2)
Gross profit					30,921.5
Other items, not restated					(15,724.7)
Other operating income/(expenses), net					878.1
Income from operations					16,074.9
Finance expenses					(4,748.4)
Finance income					1,638.9
Net finance costs					(3,109.5)
Share of results of joint ventures					(22.3)
Income before income tax					12,943.1
Income tax expense					(754.7)
Net income					12,188.4
Net income, attributable to the equity holders of Ambev					11,780.0
Non-controlling interests					R$ 408.4
Basic earnings per share - common - R$ (in BRL per share)					R$ 0.749
Diluted earnings per share - common - R$ (in BRL per share)					R$ 0.7423
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Statement Line Items [Line Items]
Net sales		R$ (382.1)	R$ (212.5)		R$ (594.6)	[5]
Cost of sales	[5]
Gross profit	[5]				(594.6)
Other items, not restated	[5]
Other operating income/(expenses), net	[5]				594.6
Income from operations	[5]
Finance expenses	[5]
Finance income	[5]
Net finance costs	[5]
Share of results of joint ventures	[5]
Income before income tax	[5]
Income tax expense	[5]
Net income	[5]
Net income, attributable to the equity holders of Ambev	[5]
Non-controlling interests	[5]
Basic earnings per share - common - R$ (in BRL per share)	[5]
Diluted earnings per share - common - R$ (in BRL per share)	[5]

[1]	2019 restated to reflect the change in accounting policy, as Note 3.
[2]	2019 restated to reflect the change in accounting policy, as Note 3.
[3]	2019 restated to reflect the change in accounting policy, as Note 3.
[4]	Expressed in Brazilian Reais.
[5]	The amount recognized during 2019 was R$ 212.5 in the third quarter and R$ 382.1 in the fourth quarter.